Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Disclosure of Significant Investments in Associates
Details of the Company’s investments in associates as at December 31, 2023 and 2022 are as follows:

Associate	Principal activity	Principal place of business	Ownership interest (%)
			2023	2022
Sandbox(1)	Royalties	Americas and Europe	20.3	34.4
i-80 Gold(2)	Production	USA	—	25.3
(1)There is no quoted fair value for the Company’s investment in Sandbox at December 31, 2023 and 2022 as Sandbox is not publicly listed.
(2)The quoted fair value of the Company’s investment in i-80 Gold at December 31, 2022 was $169.9 million based on the quoted market price of the underlying shares of C$3.78 per share, which is a Level 1 fair value measurement.

Summary of Significant Changes in Carrying Amount of Investment Associates
The following table summarizes the changes in the carrying amounts of the Company’s investments in associates during the years ended December 31, 2023 and 2022:

	Note	i-80 Gold	Sandbox	Total
Balance – December 31, 2021		$125,313	$—	$125,313
Received as consideration in Sandbox Transaction	5(b), 10(a)	—	28,356	28,356
Additional shares acquired	10(a)	—	3,343	3,343
Share of net loss		(5,446)	(732)	(6,178)
Balance – December 31, 2022		119,867	30,967	150,834
Dilution gain		953	—	953
Share of net loss		(15,761)	(1,704)	(17,465)
Sale of partial interest	10(b)	(20,053)	—	(20,053)
Reclassification of retained interest to marketable securities	10(b)	(85,006)	—	(85,006)
Balance – December 31, 2023		$—	$29,263	$29,263

Disclosure of Summarized Financial Information of Associates

	Sandbox		i-80 Gold
At December 31	2023	2022	2022
Cash and cash equivalents	$6,034	$3,811	$75,987
Other current assets	315	2,804	34,555
Non-current assets	69,756	71,993	567,403
Total assets	76,105	78,608	677,945
Current liabilities	414	86	48,837
Non-current liabilities	16,039	15,975	232,455
Total liabilities	16,453	16,061	281,292
Net assets (100%)	$59,652	$62,547	$396,653

Equinox Gold’s share of net assets(1)	$20,531	$21,528	$100,319
Adjustments to Equinox Gold’s share of net assets	8,732	9,439	19,548
Carrying amount	$29,263	$30,967	$119,867
(1)At December 31, 2023, the Company’s share of net assets of Sandbox is based on its 34.4% equity interest in Sandbox as of September 30, 2023 (2022 – 34.4% equity interest as of September 30, 2022).
10.    INVESTMENTS IN ASSOCIATES (CONTINUED)

	Sandbox		i-80 Gold
Years ended December 31	2023	2022	2022
Revenue	$1,845	$532	$25,311
Operating expense	(4,620)	(640)	(75,517)
Loss from operations	(2,775)	(108)	(50,206)
Other (expense) income	(819)	(788)	10,752
Income tax recovery (expense)	696	(1,232)	17,920
Net loss from continuing operations (100%)	(2,898)	(2,128)	(21,534)
Net income from discontinued operations (100%)	—	—	49
Net loss and total comprehensive loss (100%)	$(2,898)	$(2,128)	$(21,485)

Equinox gold’s share of net loss and total comprehensive loss(1)	$(997)	$(732)	$(5,446)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	(707)	—	—
Equinox Gold’s share of net loss and total comprehensive loss	$(1,704)	$(732)	$(5,446)
(1)The Company’s share of net loss and total comprehensive loss of Sandbox for the twelve months ended September 30, 2023 is based on its 34.4% equity interest in Sandbox during such period (2022 – 34.4%).